INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
SUMMARY OF EFFECTIVE INCOME TAX RATES

At June 30, 2021 and 2020, the difference between the effective income tax rate and the applicable statutory federal income tax rate is summarized as follows:

	June 30,
	2021	2020
Statutory federal rate	21.0%	21.0%
State income tax rate, net of federal benefit	6.5%	6.5%
Permanent differences, including stock based compensation and beneficial conversion interest expense	-%	(0.1)%
Change in valuation allowance	(27.5)%	(27.4)%
Effective tax rate	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITY

At June 30, 2021 and 2020, the Company’s deferred tax assets were as follows:

	June 30,
	2021		2020
Deferred tax assets
Federal and state net operating loss carry forward		$24,126,409		$23,838,735
Deferred stock warrants		22,184		5,157,262
Other temporary differences		241,610		509,789
Total deferred tax asset		24,390,203		29,505,786
Deferred tax liabilities
Other temporary differences		(4,389)		-
Total deferred tax liabilities		(4,389)		-
Net deferred tax asset		24,385,814		29,505,786
Less: valuation allowance		(24,385,814)		(29,505,786)
	$-		$-